Condensed Consolidated Financial Statements (Details Narrative) - USD ($)	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017	Oct. 12, 2013
Percentage of owned subsidiary				80.00%
Accumulated deficit	$ (13,445,097)	$ (13,199,727)	$ (13,245,316)
Aqua Mining (PNG) [Member]
Percentage of owned subsidiary	90.00%	90.00%